Per Share Information (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule earnings per share
The following table sets forth the computation of basic and diluted net income (loss) per common share:
(In millions, except per share amounts)

For the Years Ended December 31,	2019	2018	2017
Numerator:
Numerator for basic net income (loss) per common share -
Net income (loss) attributable to ATI	$257.6	$222.4	$(91.9)
Effect of dilutive securities:
4.75% Convertible Senior Notes due 2022	12.8	12.9	—
Numerator for diluted net income (loss) per common share -
Net income (loss) attributable to ATI after assumed conversions	$270.4	$235.3	$(91.9)
Denominator:
Denominator for basic net income (loss) per common share—weighted average shares	125.8	125.2	110.1
Effect of dilutive securities:
Share-based compensation	0.8	0.8	—
4.75% Convertible Senior Notes due 2022	19.9	19.9	—
Denominator for diluted net income (loss) per common share—adjusted weighted average shares and assumed conversions	146.5	145.9	110.1
Basic net income (loss) attributable to ATI per common share	$2.05	$1.78	$(0.83)
Diluted net income (loss) attributable to ATI per common share	$1.85	$1.61	$(0.83)